As filed with the Securities and Exchange Commission on August 10, 2020.
Registration No. 333-141917
1940 Act File No. 811-22045
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 25	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 28	X
(Check Appropriate box or boxes)

WISCONSIN CAPITAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
8401 Excelsior Drive, Suite 102
Madison, Wisconsin 53717
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (608) 960-4616
Thomas G. Plumb
President
8401 Excelsior Drive, Suite 102
Madison, Wisconsin 53717
(Name and Address of Agent for Service)
Copy to:
Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 25 to Wisconsin Capital Funds, Inc.’s (the “Company”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 24 on Form N‑1A filed July 30, 2020. This PEA No. 25 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 24 to the Company’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the 1933 Act, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on August 10, 2020.

WISCONSIN CAPITAL FUNDS, INC.

By: /s/ Thomas G. Plumb
Thomas G. Plumb, President
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on August 10, 2020:

Signature	Title
/s/ Thomas G. Plumb Thomas G. Plumb	Chairman of the Board, Director, Chief Executive Officer, President (Principal Executive Officer) and Secretary
Nathan M. Plumb* Nathan M. Plumb	Director, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
Jay Loewi* Jay Loewi	Director
Roy S. Schlachtenhaufen* Roy S. Schlachtenhaufen	Director
Patrick J. Quinn* Patrick J. Quinn	Director
Harlan J. Moeckler* Harlan J. Moeckler	Director
*By: /s/ Thomas G. Plumb Thomas G. Plumb As Attorney-in-Fact pursuant to a Power of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE